Leases (Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	¥ 57,810
2020	64,380
2021	38,495
2022	24,993
2023	20,280
Later fiscal years	81,305
Total minimum future rentals	¥ 287,263